OTHER ASSETS (Tables)	12 Months Ended
Jun. 30, 2017
Other Assets [Abstract]
Schedule of Other Assets
Other assets as of June 30, 2017 and 2016 consisted of:

	2017	2016
Deposits for other loans (Note 9)	$590,616	$-
Prepaid insurance	166,250	175,000
Advanced payment to third party companies	52,517	78,523
Receivable for disposal of WHL (Note 1)	-	270,000
Other receivables	6,601	85,228
	$815,984	$608,751